Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Accounts Receivable [Member]
Subtotal	$ 5,747,976	$ 3,580,811
Less: Allowance for credit losses	(3,080,811)	(2,350,811)	$ (2,350,811)
Accounts receivable, net	2,667,165	1,230,000
Color World platform subscription fees due from App payment collections agent [Member]
Accounts Receivable [Member]
Subtotal	2,350,811	2,350,811
Entertainment event sales [Member]
Accounts Receivable [Member]
Subtotal	730,000	1,230,000
USDT receivables due from third-party mining pool operator [Member]
Accounts Receivable [Member]
Subtotal	$ 2,667,165